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                            International Equity Fund

                                  ANNUAL REPORT

                                October 31, 1997

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1997

ASSETS:
      Investment in International Equity Portfolio
         (the "Portfolio"), at value (Note 1) ................      $ 7,033,862
      Receivable for fund shares sold ........................           10,000
      Deferred organization expenses (Note 1).................           13,334
                                                                    -----------
                Total Assets .................................        7,057,196
                                                                    -----------

LIABILITIES:
      Payables for:
         Shareholder servicing/Eligible institution
             fees (Note 2) ...................................            1,540
           Administrative fee (Note 2) .......................              770
           Accrued expenses and other liabilities ............           14,923
                                                                    -----------
                 Total  Liabilities ..........................           17,233
                                                                    -----------

NET ASSETS ...................................................      $ 7,039,963
                                                                    ===========
Net Assets Consist of:
      Paid-in capital ........................................      $ 7,516,598
      Accumulated net investment loss ........................             (468)
      Accumulated net realized loss ..........................         (137,329)
      Net unrealized depreciation ............................         (338,838)
                                                                    -----------

Net Assets ...................................................      $ 7,039,963
                                                                    ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($7,039,963 / 747,583 shares) ..........................            $9.42
                                                                          =====

                       See Notes to Financial Statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND
                             STATEMENT OF OPERATIONS
                For the period from June 6, 1997 (commencement of
                        operations) to October 31, 1997

INVESTMENT INCOME:
        Dividend income allocated from Portfolio
           (net of Foreign withholding taxes of $6,831) ...........   $  28,608
        Expenses allocated from Portfolio .........................     (19,780)
                                                                      ---------
            Total Income ..........................................       8,828
                                                                      ---------
      Expenses:
        Shareholder servicing/Eligible institution fees (Note 2) ..       5,478
        Administrative fee (Note 2) ...............................       2,739
        Directors' fees and expenses ..............................         316
        Miscellaneous .............................................       1,579
                                                                      ---------
            Total Expenses ........................................      10,112
                                                                      ---------
            Net Investment Loss ...................................      (1,284)
                                                                      ---------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS FROM
    INTERNATIONAL EQUITY PORTFOLIO (Notes 1 and 3):
        Net realized loss on securities transactions ..............     (59,945)
        Net realized loss on foreign exchange transactions ........     (78,568)
        Net change in unrealized depreciation of investments and
         foreign currency translations ............................    (338,838)
                                                                      ---------
            Net Realized and Unrealized Loss ......................    (475,351)
                                                                      ---------
        Net Decrease in Net Assets Resulting from Operations ......   $(476,635)
                                                                      =========

                       See Notes to Financial Statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                For the period from June 6, 1997 (commencement of
                        operations) to October 31, 1997

INCREASE (DECREASE) IN NET ASSETS:
    Operations:
      Net investment loss ......................................    $    (1,284)
      Net realized loss on securities and foreign
         exchange transactions .................................       (136,513)
      Net change in unrealized depreciation of investments
        and foreign currency translations ......................       (338,838)
                                                                    -----------
            Net decrease in net assets resulting
               from operations .................................       (476,635)
                                                                    -----------

    Capital stock transactions (Note 4):
      Increase in net assets resulting from sales
         of capital stock ......................................      7,516,598
                                                                    -----------
            Total increase in net assets .......................      7,039,963
                                                                    -----------

NET ASSETS:
    Beginning of period ........................................              0
                                                                    -----------
    End of period (including accumulated net
       investment loss of $468) ................................    $ 7,039,963
                                                                    ===========

                       See Notes to Financial Statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period

                                                               For the period
                                                             from June 6, 1997
                                                              (commencement of
                                                               operations) to
                                                              October 31, 1997
                                                              ----------------

     Net asset value, beginning of period .....................    $10.00

     Income from investment operations:
         Net investment loss ..................................      0.00(1)
         Net realized and unrealized loss .....................     (0.58)
                                                                   ------

         Net asset value, end of period .......................    $ 9.42
                                                                   ======

     Total return .............................................     (5.80)%(2)

     Ratios/Supplemental data:
         Net assets, end of period (000's omitted) ............    $7,040
         Expenses as a percentage of  average net assets ......      1.36%(3,4)
         Ratio of net investment loss to average net assets ...     (0.06)%(3)

----------
(1)  Less than $0.01
(2)  Not annualized
(3)  Annualized
(4)  Includes the Fund's share of International Equity Portfolio expenses.


                       See Notes to Financial Statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. The 59 Wall Street International Equity Fund (the "Fund") is a separate series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Fund is a separate diversified portfolio of the Corporation. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on June 6, 1997.

      The Fund invests all of its investable assets in the International Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 15% at October 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Accounting for Investments. The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio are allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These timing differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

            D. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

            E.  Deferred  Organization   Expenses.   Expenses  incurred  by  the
      Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five year period.

      2. Transactions with Affiliates.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the period ended October 31, 1997, the Fund incurred $2,739 for administrative services.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (continued)

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the period ended October 31, 1997, the Fund incurred $5,478 for Shareholder Servicing/Eligible Institution fees.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the period ended October 31, 1997, the Fund incurred $316 for these fees.

      3. Investment Transactions. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:
                                                                  For the
                                                                Period ended
                                                              October 31, 1997
                                                              ----------------

      Capital stock sold ...................................        747,583
                                                                    -------

                          INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders

The 59 Wall Street International Equity Fund (a series of The 59 Wall Street Fund, Inc.):

      We have audited the accompanying statement of assets and liabilities of The 59 Wall Street International Equity Fund (a series of The 59 Wall Street Fund, Inc.) as of October 31, 1997, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from June 6, 1997 (commencement of operations) to October 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The 59 Wall Street International Equity Fund at October 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the period from June 6, 1997 (commencement of operations) to October 31, 1997 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 12, 1997

                   Managements Discussion of fund performance

      The  following  investment   management  strategies  and  techniques  have
materially affected the Funds performance for the fiscal year ended October 31, 1997.

International Equity Fund

      International equity markets, as measured by the MSCI-EAFE Index, rose 4.6% on a dollar-adjusted basis over the twelve-month period ending October 31, 1997. This return, however, masks a wide divergence of returns between the markets of Europe and those of Asia. Against a backdrop of stable interest rates and moderately weaker currencies, European equity markets advanced strongly over the period, encouraged by continued signs of economic recovery and by a significant improvement in corporate earnings. Asian markets, on the other hand, lost considerable ground over the year. In Japan, the Governments efforts to improve their fiscal budget at the expense of the consumer brought to a halt the fragile economic recovery experienced earlier in the year. Only those large export-oriented companies whose sales and profits benefited from continued yen weakness against the US dollar managed to post reasonable gains this year. Elsewhere in Asia, growing current account deficits and concerns about overbuilt property markets and overextended banking systems culminated in currency devaluations which in turn depressed equity market in the region.

      The Portfolios strategy this year was to move back to a market weight in Continental Europe where growth was accelerating, but to remain underweight in the UK in anticipation of higher interest rates and downward revisions in earnings expectations to reflect the negative effect of Sterling strength. Once the UK market had adjusted to these factors the Portfolios weighting in the UK was rebuilt, funded by a reduction in Asia. The Portfolios exposure to Asia was reduced in several stages throughout the year, in response to expectations of decelerating earnings growth and vulnerability of property markets, particularly in Hong Kong. Exposure to the Japanese equity market was fairly stable throughout the period, but holdings of Japanese equities were restructured to reflect the poorer domestic economic outlook. The Portfolios employment of a defensive currency hedging policy to protect the Japanese assets against yen depreciation contributed positively to the overall return of 2.9% achieved by the Portfolio this year for its investors.

  [The following table was represented as a line chart in the printed material]

                   International Equity Fund Growth of $10,000


                          ----------------------------------
                                      Total Return
                          ----------------------------------
                             One Year           Inception to
                          Ended 10/31/97          10/31/97
                                                (Annualized)
                          ----------------------------------
                              (1.67)%              5.61%
                          ----------------------------------

                                                       International
                DATE              MSCI-EAFE          Equity Portfolio*
                ----              ---------          -----------------
               4/1/95              $10,000                $10,000
               4/28/95              $9,947                $10,376
               5/31/95             $10,373                $10,252
               6/30/95             $10,313                $10,073
               7/31/95             $10,646                $10,700
               8/31/95             $10,508                $10,292
               9/29/95             $10,449                $10,493
              10/31/95             $10,274                $10,210
              11/30/95             $10,197                $10,495
              12/29/95             $10,674                $10,917
               1/31/96             $10,980                $10,962
               2/29/96             $10,937                $10,999
               3/29/96             $11,375                $11,233
               4/30/96             $11,808                $11,559
               5/31/96             $11,761                $11,347
               6/28/96             $11,769                $11,411
               7/31/96             $11,289                $11,077
               8/30/96             $11,232                $11,101
               9/30/96             $11,473                $11,396
              10/31/96             $11,326                $11,280
              11/29/96             $11,622                $11,728
              12/31/96             $11,533                $11,578
               1/31/97             $11,052                $11,172
               2/28/97             $11,177                $11,355
               3/31/97             $11,157                $11,396
               4/30/97             $11,103                $11,457
               5/30/97             $11,935                $12,202
               6/30/97             $12,126                $12,875
               7/31/97             $12,413                $13,084
               8/31/97             $11,291                $12,106
               9/30/97             $12,019                $12,785
              10/31/97             $11,243                $11,802

              *net of fees and expenses

           Past performance is not predictive of future performance.

                         INTERNATIONAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1997
                           (expressed in U.S. dollars)

 Shares                                      Value
 ------                                      -----

         COMMON STOCKS & WARRANTS (96.40%)

         AUSTRALIA (1.4%)
         ENERGY
 23,350  Woodside Petroleum, Ltd. ....   $   197,215
                                         -----------

         MATERIALS
  7,935  Rio Tinto, Ltd...............        96,539
 26,715  WMC, Ltd.....................        94,876
                                         -----------
                                             191,415
                                         -----------
         MULTI-INDUSTRY
 73,000  Pacific Dunlop, Ltd. ........       155,911
                                         -----------

         SERVICES
 83,571  Pasminco, Ltd................       106,572
                                         -----------
         TOTAL AUSTRALIA  ............       651,113
                                         -----------

         FINLAND (1.1%)
         MULTI-INDUSTRY
  6,000  Nokia AB ....................       524,235
                                         -----------
         TOTAL FINLAND ...............       524,235
                                         -----------

         FRANCE (6.7%)
         BANKING
 14,000  Banque National de Paris C.I..      618,905
  5,000  Societe Generale SA..........       684,783
                                         -----------
                                           1,303,688
                                         -----------
         CAPITAL EQUIPMENT
  4,150  Alcatel Alsthom SA ..........       500,741
                                         -----------

         CONSUMER NON-DURABLES
  1,640  LVMH ........................       278,629
                                         -----------

         MEDIA & ADVERTISING
  2,190  Canal Plus ..................       380,803
                                         -----------

         SERVICES
  3,395  Accor SA ....................       632,121
                                         -----------
         TOTAL FRANCE ................     3,095,982
                                         -----------

         GERMANY (8.9%)
         BANKING
 22,550  Commerzbank AG...............       765,271
  9,410  Depfa Bank AG................       531,148
                                         -----------
                                           1,296,419
                                         -----------

         CAPITAL EQUIPMENT
    850  Linde AG.....................       512,820
  8,320  Siemens AG...................       512,097
                                         -----------
                                           1,024,917
                                         -----------

         ENERGY
  8,330  VEBA AG .....................       464,389
                                         -----------

         INSURANCE
  3,200  Allianz AG...................       712,844
                                         -----------

         MULTI-INDUSTRY
 20,000  Metallgesellshaft AG.........       397,958
                                         -----------

         RETAIL
  4,224  Metro AG* ...................       185,740
                                         -----------
         TOTAL GERMANY ...............     4,082,267
                                         -----------

         HONG KONG (1.3%)
         BANKING
 17,000  Dao Heng Bank Group, Ltd. ...        39,139
                                         -----------

         CONSUMER GOODS
 81,000  Dairy Farm Intl..............        63,990
                                         -----------

         INSURANCE
 73,000  National Mutual Asia, Ltd. ..        66,093
                                         -----------

         MATERIALS
174,000  C.P. Pokphand Co.............        41,635
                                         -----------

         MULTI-INDUSTRY
 14,000  Guoco Group, Ltd.............        30,602
 11,000  Hutchison Whampoa, Ltd.......        76,117
  9,000  Jardine Matheson Holdings....        57,600
  8,000  Swire Pacific, Ltd...........        42,734
                                         -----------
                                             207,053
                                         -----------

         REAL ESTATE
 10,000  Cheung Kong Hldgs., Ltd. ....        69,521
 15,000  New World Development Co., Ltd.      52,771
                                         -----------
                                             122,292
                                         -----------

         TELECOMMUNICATIONS
 23,800  Hong Kong
            Telecommunications, Ltd. .        45,559
                                         -----------
         TOTAL HONG KONG .............       585,761
                                         -----------

                         INTERNATIONAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          October 31, 1997 (continued)
                           (expressed in U.S. dollars)

 Shares                                      Value
 ------                                      -----

         INDIA (2.9%)
         CONSUMER DURABLES
 23,325  Ashok Leyland, Ltd. .........   $    99,131
 13,500  Bajaj Auto, Ltd. ............       214,827
                                         -----------
                                             313,958
                                         -----------

         FINANCE
 92,100  Industrial Credit & Investment
            Corp. of India, Ltd.......       300,505
                                         -----------

         MATERIALS
  9,815  Grasim Industries, Ltd.......        85,881
 63,135  Indo Gulf Fertilisers and
           Chemicals Corp., Ltd.......        58,400
 84,600  Reliance Industries, Ltd.....       438,475
  5,525  Southern Petrochemicals
            Industries Corp., Ltd.....        16,022
                                         -----------
                                             598,778
                                         -----------

         PHARMACEUTICALS
  5,500  Ranbaxy Laboratories, Ltd....       107,068
                                         -----------
         TOTAL INDIA   ...............     1,320,309
                                         -----------

         INDONESIA (0.1%)
         PHARMACEUTICALS
 90,000  Kalbe Farma..................        54,924
                                         -----------
         TOTAL INDONESIA .............        54,924
                                         -----------

         IRELAND (1.4%)
         CONSUMER NON-DURABLES
240,000  Waterford Wedgewood, Plc.  ..       277,921
                                         -----------

         PHARMACEUTICALS
  7,678  Elan Corp., Plc., ADR* ......       382,940
                                         -----------
         TOTAL IRELAND ...............       660,861
                                         -----------

         ITALY (3.7%)
         BANKING
 47,030  Istituto Mobiliare
           Italiano SpA (IMI).........       425,687
                                         -----------

         ENERGY
 81,600  Ente Nazionale
           Idrocarbun SpA (ENI)*......       461,211
                                         -----------

         TELECOMMUNICATIONS
219,100  Telecom Italia Mobile SpA ...       808,845
                                         -----------
         TOTAL ITALY  ................     1,695,743
                                         -----------

         JAPAN (25.6%)
         BANKING
 53,000  Asahi Bank, Ltd..............       274,798
 84,000  Daiwa Bank, Ltd..............       312,688
 56,000  Mitsui Trust and
           Banking Co., Ltd...........       194,499
 55,000  Sakura Bank, Ltd.............       224,387
 42,000  Sumitomo Trust and
           Banking Co., Ltd. .........       320,017
                                         -----------
                                           1,326,389
                                         -----------

         CONSUMER ELECTRONICS
 15,000  Canon Inc. ..................       363,939
 12,000  Canon Sales Co., Inc. .......       218,363
    300  Canon Sales Co., Inc.
           (Warrants) ................        19,282
  4,300  Sony Corp. ..................       356,934
                                         -----------
                                             958,518
                                         -----------


         CONSUMER GOODS
 46,000  Kirin Brewery Co. ...........       386,041
 35,000  Suzuki Motor Corp. ..........       372,248
 13,000  Toyota Motor Corp. ..........       361,861
                                         -----------
                                           1,120,150
                                         -----------

         CONSUMER NON-DURABLES
 12,000  Fuji Photo Film Co. .........       434,732
  5,900  Nintendo Co., Ltd. ..........       509,846
                                         -----------
                                             944,578
                                         -----------

         ELECTRIC COMPONENTS
  4,500  Kyocera Corp. ...............       257,624
  9,000  Matsushita Communications
           Industrial Co., Ltd. ......       317,823
 35,000  Minebea Co., Ltd. ...........       348,982
 11,000  Murata Mfg. Co., Ltd. .......       446,032
  4,000  Rohm Company Ltd. ...........       382,219
  5,000  TDK Corp. ...................       414,624
                                         -----------
                                           2,167,304
                                         -----------

         FINANCE
  8,200  Acom Co., Ltd. ..............       449,688
  7,500  Orix Corp. ..................       512,256
                                         -----------
                                             961,944
                                         -----------

         INDUSTRIAL ELECTRONICS
 37,000  Hitachi, Ltd. ...............       284,379
                                         -----------

                         INTERNATIONAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          October 31, 1997 (continued)
                           (expressed in U.S. dollars)

 Shares                                      Value
 ------                                      -----

         JAPAN (continued)
         MATERIALS
 16,000  Bridgestone Corp.  ..........   $   345,658
 27,000  Sumitomo Electric
           Industries, Ltd. ..........       356,710
     20  Sumitomo Electric
           Industries, Ltd. (Warrants)        30,744
                                         -----------
                                             733,112
                                         -----------
         MULTI-INDUSTRY
 43,000  Sumitomo Corp. ..............       307,270
                                         -----------

         PHARMACEUTICALS
 14,000  Taisho Pharmaceutical .......       358,288
 17,000  Yamanouchi Pharmaceutical
           Co., Ltd. .................       418,114
                                         -----------
                                             776,402
                                         -----------
         RETAIL
  7,000  Ito-Yokado Co., Ltd. ........       347,819
                                         -----------

         SERVICES
  7,000  Benesse Corp. ...............       208,808
 16,000  Credit Saison ...............       429,414
     20  Credit Saison (Warrants) ....        47,500
120,000  Kawasaki Kisen Kaisha, Ltd. .       172,497
  4,000  Nichiei Co. , Ltd. ..........       438,720
101,274  Prospect Japan Fund .........       361,042
                                         -----------
                                           1,657,981
                                         -----------

         TELECOMMUNICATIONS
     13  Japan Telecom Co., Ltd.......       181,471
                                         -----------
         TOTAL JAPAN  ................    11,767,317
                                         -----------

         MALAYSIA (1.1%)
         FINANCE
181,000  Public Finance, Bhd. ........        89,048
                                         -----------

         MULTI-INDUSTRY
158,000  Renong, Bhd. ................       145,037
                                         -----------
         REAL ESTATE
238,000  Bolton Properties, Bhd. .....        99,241
 94,000  IOI Properties, Bhd. ........        74,444
                                         -----------
                                             173,685
                                         -----------
         TELECOMMUNICATIONS
 47,000  Telekom Malaysia ............       121,959
                                         -----------
         TOTAL MALAYSIA  .............       529,729
                                         -----------

         NETHERLANDS (5.6%)
         CONSUMER GOODS
  4,600  Heineken NV .................       748,226
                                         -----------

         FINANCE
 10,500  Fortis Amev NV ..............       412,645
                                         -----------

         MATERIALS
  4,995  Akzo Nobel NV ...............       880,139
                                         -----------

         TELECOMMUNICATIONS
 14,300  Koninklijke PTT Nederland ...       546,515
                                         -----------
         TOTAL NETHERLANDS  ..........     2,587,525
                                         -----------

         SPAIN (3.4%)
         ENERGY
 11,000  Repsol SA ...................       461,264
                                         -----------

         FINANCE
  7,640  Argentaria SA................       424,357
                                         -----------
         UTILITIES
 24,430  Telefonica de Espana ........       666,715
                                         -----------
         TOTAL SPAIN .................     1,552,336
                                         -----------

         SWEDEN (3.0%)
         CAPITAL EQUIPMENT
 10,000  Ericsson (LM)
           Telephone Co., Class `B' ..       440,593
                                         -----------

         CONSUMER DURABLES
  5,070  Electrolux AB (B free) ......       419,685
                                         -----------

         FINANCE
 11,400  Skandia Forsakrings AB ......       532,718
                                         -----------
         TOTAL SWEDEN ................     1,392,996
                                         -----------

         SWITZERLAND (8.3%)
         BANKING
  4,234  Credit Suisse AG Registered..       596,434
    670  Union Bank of Switzerland
           Bearer.....................       771,319
                                         -----------
                                           1,367,753
                                         -----------

         CONSUMER GOODS
     85  Roche Holdings AG DRC .......       746,956
                                         -----------

         CONSUMER NON-DURABLES
    645  Nestle AG Registered ........       908,827
                                         -----------

                         INTERNATIONAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          October 31, 1997 (continued)
                           (expressed in U.S. dollars)

 Shares                                      Value
 ------                                      -----

         SWITZERLAND (Continued)
         PHARMACEUTICALS
    502  Novartis AG Bearer ..........   $   791,584
                                         -----------
         TOTAL SWITZERLAND  ..........     3,815,120
                                         -----------

         UNITED KINGDOM (21.9%)
         BANKING
 31,500  Barclays, Plc. ..............       789,038
 42,000  Commercial Union, Plc. ......       591,911
                                         -----------
                                           1,380,949
                                         -----------

         CONSUMER GOODS
 57,000  Guiness, Plc. ...............       509,717
 83,900  Safeway, Plc. ...............       546,513
 57,000  Smithkline Beecham, Plc. ....       540,320
 76,000  Unilever, Plc. ..............       566,140
                                         -----------
                                           2,162,690
                                         -----------

         ENERGY
 48,000  British Petroleum Co., Plc. .       705,461
 45,000  PowerGen, Plc. ..............       500,557
                                         -----------
                                           1,206,018
                                         -----------

         FINANCE
 23,000  HSBC Holdings, Plc. .........       540,236
 32,000  Land Securities, Plc. .......       536,880
 63,500  LLoyds TSB Group, Plc. ......       793,702
                                         -----------
                                           1,870,818
                                         -----------

         MULTI-INDUSTRY
115,000  Inchcape, Plc. ..............       418,683
                                         -----------

         PHARMACEUTICALS
 36,000  Glaxo Wellcome, Plc. ........       771,900
                                         -----------

         SERVICES
 55,000  BAA, Plc. ...................       507,520
 36,000  Granada Group, Plc. .........       496,480
 44,000  Railtrack Group, Plc. .......       703,514
 52,000  Reuters Holdings, Plc. ......       564,462
                                         -----------
                                           2,271,976
                                         -----------
         TOTAL UNITED KINGDOM ........    10,083,034
                                         -----------

TOTAL INVESTMENTS (identified
   cost $44,330,137) (a)   ....   96.4%  $44,399,252

CASH AND OTHER ASSETS IN
   EXCESS OF LIABILITIES ......    3.6     1,638,555
                                 -----   -----------
NET ASSETS ....................  100.0%  $46,037,807
                                 =====   ===========

----------
*    non-income producing security

(a) The aggregate cost for federal income tax purposes is $44,330,137, the aggregate gross unrealized appreciation is $5,619,648, and the aggregate gross unrealized depreciation is $5,550,533, resulting in net unrealized appreciation of $69,115.

                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1997
                           (expressed in U.S. dollars)

ASSETS:
   Investments in securities, at value (identified
      cost $44,330,137) (Note 1) .............................       $44,399,252
   Cash (including $14,578 in foreign currency) ..............         1,537,279
   Receivables for:
      Forward foreign exchange contracts sold ................           335,621
      Dividends ..............................................            78,280
      Foreign tax reclaim ....................................             6,353
   Deferred organizational expense ...........................             2,149
                                                                     -----------
           Total Assets ......................................        46,358,934
                                                                     -----------

LIABILITIES:
   Payables for:
      Investments purchased ..................................           256,376
      Investment advisory fee (Note 2) .......................            51,069
      Foreign withholding taxes ..............................            10,415
      Administrative fee (Note 2) ............................             1,441
      Expense reimbursement fee ..............................             1,826
                                                                     -----------
           Total Liabilities .................................           321,127
                                                                     -----------

NET ASSETS ...................................................       $46,037,807
                                                                     ===========

Net Assets Consist of:
     Paid-in capital .........................................       $45,629,380
     Net unrealized appreciation .............................           408,427
                                                                     -----------

Net Assets ...................................................       $46,037,807
                                                                     ===========


                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 1997
                           (expressed in U.S. dollars)

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding taxes of $166,607)   $   694,409
                                                                    -----------

      Expenses:
         Investment advisory fee (Note 2) .......................       293,880
         Expense reimbursement fee (Note 2) .....................        96,740
         Administrative fee (Note 2) ............................        15,824
         Amortization of organization expenses (Note 1) .........           887
                                                                    -----------
         Total Expenses .........................................       407,331
                                                                    -----------
             Net Investment Income ..............................       287,078
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
      Net realized gain (loss) on:
         Investments ............................................     2,973,296
          Foreign exchange transactions .........................    (1,831,375)
                                                                    -----------
                                                                      1,141,921
                                                                    -----------
      Net change in unrealized depreciation on:
         Investments ............................................      (615,011)
          Foreign currency translations .........................        (4,588)
                                                                    -----------
                                                                       (619,599)
                                                                    -----------
           Net Realized and Unrealized Gain .....................       522,322
                                                                    -----------
      Net Increase in Net Assets Resulting from Operations ......   $   809,400
                                                                    ===========

                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS
                          (expressed in U.S. dollars)

                                                                   For the             For the
                                                                 year ended          year ended
                                                              October 31, 1997    October 31, 1996
                                                              ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
      Net investment income ................................   $    287,078          $    237,627
      Net realized gain on investments and foreign
         exchange transactions .............................      1,141,921             1,907,166
      Net change in unrealized appreciation (depreciation)
         on investments and foreign currency translations ..       (619,599)            1,134,561
                                                               ------------          ------------

        Net increase in net assets resulting from operations        809,400             3,279,354
                                                               ------------          ------------

  Capital transactions:
      Proceeds from contributions ..........................     10,305,094             9,914,234
      Value of withdrawals .................................     (4,561,135)           (1,900,000)
                                                               ------------          ------------

        Net increase in net assets resulting from
           capital transactions ............................      5,743,959             8,014,234
                                                               ------------          ------------

          Total increase in net assets .....................      6,553,359            11,293,588

NET ASSETS:
  Beginning of period ......................................     39,484,448            28,190,860
                                                               ------------          ------------
  End of period ............................................   $ 46,037,807          $ 39,484,448
                                                               ============          ============


                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
          Selected ratios and supplemental data throughout each period
                          (expressed in U.S. dollars)

                                                                                              For the period
                                                                                               April 1, 1995
                                                       For the year ended October 31,        (commencement of
                                                    ------------------------------------      operations) to
                                                          1997                1996           October 31, 1995
                                                    --------------        --------------      --------------
Ratios/Supplemental Data:
   Net assets, end of period (000's omitted) ..         $46,038              $39,484            $28,191
   Expenses as a percentage of average
      net assets ..............................            0.90%                0.90%              0.90%*
   Ratio of net investment income to
      average net assets ......................            0.63%                0.68%              1.25%*
   Portfolio turnover rate.....................              85%                  56%                23%
   Average commission rate paid per share......         $0.0223              $0.0191            $0.0200

----------
*  Annualized


                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)

      1. Organization and Significant Accounting Policies. International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on April 1, 1995. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or

                         INTERNATIONAL EQUITY PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (continued)
                           (expressed in U.S. dollars)

      shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue code applicable to regulated investment companies. Accordingly, no provision for federal income taxes in necessary.

            F.  Deferred  Organization   Expenses.   Expenses  incurred  by  the
      Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the year ended October 31, 1997, the Portfolio incurred $293,880 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon. For the year ended October 31, 1997, the Portfolio incurred $15,824 for administrative services.

      Expense Reimbursement Fee. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.90% of the Portfolio's average daily net assets. For the year ended October 31, 1997, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $159,939 in expenses on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Co. (Cayman) Limited thereunder equals the aggregate amount of expenses paid by Brown Brother Harriman Trust Company (Cayman) Limited thereunder.

      3. Investment Transactions. For the year ended October 31, 1997, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $41,795,992 and $37,127,477, respectively. There were no purchases or sales of U.S. government obligations during the period.

                         INTERNATIONAL EQUITY PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (continued)
                           (expressed in U.S. dollars)

      4. Financial Instruments with Off-Balance Sheet Risk. At October 31, 1997 the International Equity Portfolio had outstanding forward foreign currency exchange contracts as a hedge to protect against possible changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contracts.

      Forward foreign currency exchange contracts open at October 31, 1997:

                    Contracts     In Exchage      Deliver      Unrealized
                   to deliver         For          Date       Appreciation
                    ---------     ----------      -------     -------------
            JPY    925,000,000     $7,983,774    11/18/97        $278,054
            JPY    925,000,000     $7,778,862    12/02/97          57,567
                                                                 --------
                                                                 $335,621
                                                                 ========

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
International Equity Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Equity Portfolio as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended October 31, 1997 and 1996 and the financial highlights for each of the years in the three-year period ended October 13, 1997 (all expressed in U.S. dollars). These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of International Equity Portfolio at October 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE

Grand Cayman, Cayman Islands
December 12, 1997

The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
6 St. James Avenue
Boston, Massachusetts 02116

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.